Long-Term Debt	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
At 31 March 2018, the Company had three forms of debt: an unsecured revolving credit facility; a 364-day term loan facility; and senior notes due 2025 and 2028. At 31 March 2017, the Company held two forms of debt: an unsecured revolving credit facility and senior unsecured notes due 2023. The effective weighted average interest rate on the Company’s total debt was 4.7% and 4.8% at 31 March 2018 and 31 March 2017, respectively. The weighted average term of the unsecured revolving credit facility and senior notes, including undrawn facilities, was 6.9 years and 4.7 years at 31 March 2018 and 2017, respectively.
Unsecured Revolving Credit Facility
In December 2015, James Hardie International Finance Designated Activity Company (“JHIF”) and James Hardie Building Products Inc. (“JHBP”), each a wholly-owned subsidiary of JHI plc, entered into a US$500.0 million unsecured revolving credit facility (the “Revolving Credit Facility”) with certain commercial banks and HSBC Bank USA, National Association, as administrative agent. The Revolving Credit Facility was initially set to expire in December 2020, however, in December 2017, the Revolving Credit Facility was amended, to among things, extend the maturity date to December 2022. The size of the Revolving Credit Facility may be increased by up to US$250.0 million through the exercise of an accordion option.
Debt issuance costs in connection with the Revolving Credit Facility are recorded as an offset to Long-Term Debt in the Company’s consolidated balance sheets and are being amortized as interest expense using the effective interest method over the stated term of 5 years. At 31 March 2018 and 2017, the Company’s total debt issuance costs have an unamortized balance of US$3.3 million and US$3.1 million, respectively.
The amount drawn under the Revolving Credit Facility was US$100.0 million and US$175.0 million at 31 March 2018 and 2017, respectively.
The effective weighted average interest rate on the Company’s total outstanding Revolving Credit Facility was 3.2% and 2.5% at 31 March 2018 and 2017, respectively.
Borrowings under the Revolving Credit Facility bear interest at per annum rates equal to, at the borrower’s option, either: (i) the London Interbank Offered Rate (“LIBOR”) plus an applicable margin for LIBOR loans; or (ii) a base rate plus an applicable margin for base rate loans. The base rate is calculated as the highest of (x) the rate that the administrative agent announces from time to time as its prime lending rate, as in effect from time to time, (y) 1/2 of 1% in excess of the overnight Federal Funds Rate, and (z) LIBOR for an interest period of one month plus 1.00%. The applicable margin is calculated based on a pricing grid that in each case is linked to our consolidated net leverage ratio. For LIBOR Loans, the applicable margin ranges from 1.25% to 2.00%, and for base rate loans it ranges from 0.25% to 1.00%. The Company also pays a commitment fee of between 0.20% and 0.35% on the actual daily amount of the unutilized revolving loans. The applicable commitment fee percentage is based on a pricing grid linked to the Company’s consolidated net leverage ratio.
In the event that JHIF’s or James Hardie International Group Limited's ("JHIGL"), as applicable, long-term senior unsecured non-credit enhanced rating from each of Standard & Poor’s Ratings Services (“S&P”), and Moody’s Investors Service, Inc. (“Moody’s”) is at least BBB- from S&P, and at least Baa3 from Moody’s, at JHIF’s election, for new borrowings under the Revolving Credit Facility, an alternate applicable rate may be applied with respect to the commitment fee of 0.25% per annum and an alternative margin may be applied with respect to: (a) LIBOR Loans, 1.50%; and (b) base rate loans, 0.50%.
The Revolving Credit Facility is guaranteed by each of JHIGL and James Hardie Technology Limited ("JHTL"), each of which are wholly-owned subsidiaries of JHI plc.
The Revolving Credit Facility agreement contains certain covenants that, among other things, restrict JHIGL and its restricted subsidiaries’ ability to incur indebtedness and grant liens other than certain types of permitted indebtedness and permitted liens, make certain restricted payments, and undertake certain types of mergers or consolidations actions. In addition, the Company: (i) must not exceed a maximum ratio of net debt to earnings before interest, tax, depreciation and amortization, excluding all asbestos-related liabilities, assets, income, gains, losses and charges other than AICF payments, all AICF selling, general and administrative (“SG&A”) expenses, all Australian Securities and Investment Commission (“ASIC”)-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses and (ii) must meet or exceed a minimum ratio of earnings before interest, tax, depreciation and amortization to interest charges, excluding all income, expense and other profit and loss statement impacts of asbestos income, gains, losses and charges, all AICF SG&A expenses, all ASIC-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses. At 31 March 2018, the Company was in compliance with all covenants contained in the Revolving Credit Facility agreement.
364-Day Term Loan Facility
In December 2017, JHIF and JHBP entered into a 364-day term loan facility (the “Term Loan Facility”) with certain commercial banks and HSBC Bank USA, National Association, as administrative agent. The Term Loan Facility was available for a single draw available in either Euro or US dollars with a maximum of €525.0 million (US$646.4 million based on the exchange rate at 31 March 2018) if drawn in Euro and US$630.0 million if drawn in US dollars.
At 31 March 2018, the amount drawn under the Term Loan Facility was nil. Subsequent to the Company's fiscal year end, on 3 April 2018, the Company drew €400.0 million (US$492.4 million based on the exchange rate at 3 April 2018) on this Term Loan Facility, and used these funds to complete the Fermacell acquisition. Refer to Note 19 for further details on the Fermacell acquisition. Pursuant to its terms, the Term Loan Facility provides for a single drawing, and any undrawn amounts are no longer available. Further, amounts drawn under the Term Loan Facility may not be re-borrowed once repaid or prepaid.
Borrowings under the Term Loan Facility will bear interest at per annum rates equal to, at borrower’s option, either: (i) the LIBOR plus an applicable margin for LIBOR loans; or (ii) a base rate plus an applicable margin for base rate loans. The base rate is calculated as the highest of (x) the rate that the administrative agent announces from time to time as its prime lending rate, as in effect from time to time, (y) 1/2 of 1% in excess of the overnight Federal Funds Rate, and (z) LIBOR for an interest period of one month plus 1.00%. The applicable margin is calculated based on a pricing grid that in each case is linked to our consolidated net leverage ratio. For LIBOR loans, the applicable margin ranges from 1.25% to 2.00%, and for base rate loans it ranges from 0.25% to 1.00%.
The Term Loan Facility is guaranteed by each of JHIGL and JHTL, each of which are wholly-owned subsidiaries of JHI plc.
The Term Loan Facility agreement contains certain covenants that, among other things, restrict JHIGL and its restricted subsidiaries' ability to incur indebtedness and grant liens other than certain types of permitted indebtedness and permitted liens, make certain restricted payments, and undertake certain types of mergers or consolidations actions. In addition, the Company: (i) must not exceed a maximum of net debt to earnings before interest, tax, depreciation and amortization, excluding all asbestos-related liabilities, assets, income, gains, losses and charges other than AICF payments, all AICF SG&A expenses, all ASIC-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses and (ii) must meet or exceed a minimum ratio of earnings before interest, tax, depreciation and amortization to interest charges, excluding all income, expense and other profit and loss statement impacts of asbestos income, gains, losses and charges, all AICF SG&A expenses, all ASIC-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses. At 31 March 2018, the Company was in compliance with all covenants contained in the Term Loan Facility agreement.
2023 Senior Notes
In February 2015, JHIF completed the sale of US$325.0 million aggregate principal amount of 5.875% senior unsecured notes due 15 February 2023.
In July 2016, JHIF completed the re-offering and sale of an additional US$75.0 million aggregate principal amount of its 5.875% senior notes due 2023. Following the completion of this re-offering, the aggregate principal amount of senior notes due in 2023 was US$400.0 million.
The US$325.0 million 5.875% senior notes due 2023 were sold at an offering price of 99.213% of par value, and incurred debt issuance costs in connection with the offering, which were recorded as an offset to Long-Term Debt on the Company’s consolidated balance sheets. The discount and debt issuance costs had an unamortized balance of US$1.9 million and US$6.0 million at 31 March 2017, respectively.
The US$75.0 million re-offering of the 5.875% senior notes due 2023 were sold at an offering price of 103.0% of par value, and incurred debt issuance costs in connection with the re-offering were recorded as an offset to Long-Term Debt on the Company’s consolidated balance sheets. The premium and the debt issuance costs had an unamortized balance of US$2.0 million and US$1.5 million at 31 March 2017, respectively.
In December 2017, JHIF redeemed all US$400.0 million aggregate principal amount of its 5.875% senior notes due 2023. In connection with this redemption, the Company recorded a loss on early debt extinguishment of US$26.1 million, which included US$19.5 million of call redemption premiums and US$6.6 million of unamortized financing costs associated with these notes.

2025 and 2028 Senior Notes

In December 2017, JHIF completed the sale of US$800.0 million aggregate principal amount of senior unsecured notes. The sale of the senior notes were issued at par with US$400.0 million due 15 January 2025 (the “2025 Notes”) and the remaining US$400.0 million due 15 January 2028 (the “2028 Notes”).
The proceeds from the offering were used for general corporate purposes, including funding the redemption of all US$400.0 million aggregate principal amount of its 2023 senior unsecured notes and the payment of related transaction fees and expenses, the repayment of outstanding borrowings under the Revolving Credit Facility and capital expenditures. The Company also used part of the net proceeds from this offering to finance a portion of the Fermacell acquisition. Refer to Note 19 for further details on the Fermacell acquisition.
Debt issuance costs in connection with the 2025 and 2028 Notes are recorded as an offset to Long-Term Debt on the Company’s consolidated balance sheets.

Debt issuance costs in connection with the 2025 Notes have an unamortized balance of US$6.1 million at 31 March 2018. The debt issuance costs are being amortized as interest expense using the effective interest method over the stated term of 7 years. Interest is payable semi-annually in arrears on 15 January and 15 July of each year at a rate of 4.75% with first payment due on 15 July 2018.

Debt issuance costs in connection with the 2028 Notes have an unamortized balance of US$6.2 million at 31 March 2018. The debt issuance costs are being amortized as interest expense using the effective interest method over the stated term of 10 years. Interest is payable semi-annually in arrears on 15 January and 15 July of each year at a rate of 5.00% with first payment due on 15 July 2018.
The 2025 and 2028 Notes are guaranteed by JHIGL, JHBP and JHTL, each of which are wholly-owned subsidiaries of JHI plc.

The indenture governing the 2025 and 2028 Notes contains covenants that, among other things, limit the ability of the guarantors and their restricted subsidiaries to incur liens on assets, make certain restricted payments, engage in certain sale and leaseback transactions and merge or consolidate with or into other companies. These covenants are subject to certain exceptions and qualifications as described in the indenture. At 31 March 2018, the Company was in compliance with all of its requirements under the indenture related to the 2025 and 2028 Notes.

The Company’s 2025 and 2028 Notes have an estimated fair value of US$787.5 million at 31 March 2018, based on the trading price observed in the market at or near the balance sheet date and are categorized as Level 1 within the fair value hierarchy.
Global Exchange Market Listing
On 25 April 2018, the 2025 and 2028 Notes of US$800.0 million were admitted to listing on the Global Exchange Market (“GEM”) which is operated by the Euronext Dublin. Interest paid on the senior notes quoted on the GEM is not subject to Irish withholding tax. On 19 January 2018, the 5.875% senior notes due 2023 (issued on 10 February 2015 and redeemed in December 2017) were delisted from the GEM.